Summary of Material Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Summary of Material Accounting Policies [Abstract]
Schedule of New Accounting Standards and Interpretations
Title	Summary	Application date of standard	Application date for the Group

Classification of Liabilities as Current or Non-Current (including Classification of Liabilities as Current or Noncurrent - Deferral of Effective Date) (Amendments to IAS 1

Presentation of Financial Statements)

	The amendments, among other changes, clarified the meaning of 'settlement' for the purpose of classifying a liability as current or non-current.	This standard is not expected to have a material impact on the Group’s financial statements and disclosures	1 January 2024
Title	Summary	Application date of standard	Application date for the Group
Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 Financial Instruments)

The Amendments clarify

◾      the requirements related to the date of recognition and derecognition of financial assets and financial liabilities, with an exception for derecognition of financial liabilities settled via an electronic transfer.

◾      the requirements for assessing contractual cash flow characteristics of financial assets.

◾      characteristics of non-recourse loans and contractually linked instruments.

The Amendments also introduce certain disclosure requirements for financial instruments.

		This standard is not expected to have a material impact on the Group’s financial statements and disclosures	1 January 2026

IFRS 18 Presentation and Disclosure in Financial Statements	This Standard sets out significant new requirements for how financial statements are presented, with particular focus on the statement of profit or loss, including requirements for mandatory sub-totals to be presented, aggregation and disaggregation of information, as well as disclosures related to management-defined performance measures.	This standard is not expected to have a material impact on the Group’s financial statements and disclosures	1 January 2027

Schedule of Estimated Useful Lives	The following estimated useful life are used in the calculation of depreciation:
Plant and equipment	3 years